POST-EMPLOYMENT BENEFITS - Reconciliation of the amount recognized in the combined statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	€ 978	€ 894
Actuarial adjustments	(43)	44
Interest expense	(34)	(36)
Reclassification of other liabilities		4
Net defined liability at December 31	€ 969	€ 978